Goodwill, Impairment Test (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Impairment Test [Abstract]
Goodwill impairment charge	$ 0.0	$ 2,799.2
Micro Focus CGU [Member]
Impairment Test [Abstract]
CGU recoverable amount	9,300.0	$ 9,300.0
Goodwill recoverable amount exceeds carrying value	$ 1,200.0